Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued Expenses and Other Current Liabilities
Accrued payroll and related costs	$ 160	$ 198	$ 126
Accrued operating expenses	131	147	120
Accrued restructuring costs (see note 14)	57	69	97
Client deposits	45	59	33
Deferred revenue	25	18	18
Value added and similar taxes payable	9	6	43
Income tax payable	7	7
Other payables	14	15	3
Accrued expenses and other current liabilities	$ 448	$ 519	$ 440